CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Share Capital	Share Premium	Treasury shares	Reserves	Translation Difference	Valuation Adjustments	Result for the Year	Non-controlling Interests	Total
Shares outstanding at beginning of period at Dec. 31, 2021	188,883
Equity at beginning of period at Dec. 31, 2021	$ 1,962	$ 86,220	$ (11,932)	$ 470,145	$ (227,318)	$ 5,525	$ (110,624)	$ 106,053	$ 320,031
Comprehensive profit for the year					(15,305)	5,210	440,314	4,128	434,347
Share-based compensation				5,825					5,825
Recording of profit/ (loss) in reserves				(110,624)			110,624
Dividends paid non-controlling interest								(3,430)	(3,430)
Other changes				40					40
Equity at end of period at Dec. 31, 2022	$ 1,962	86,220	(11,932)	365,386	(242,623)	10,735	440,314	106,751	756,813
Shares outstanding at end of period at Dec. 31, 2022	188,883
Comprehensive profit for the year					10,824	(2,381)	82,662	16,544	107,649
Share-based compensation				7,244					7,244
Recording of profit/ (loss) in reserves				440,314			(440,314)
Dividends paid non-controlling interest								(1,470)	(1,470)
Other changes				(350)					(350)
Equity at end of period at Dec. 31, 2023	$ 1,962	86,220	(11,932)	812,594	(231,799)	8,354	82,662	121,825	869,886
Shares outstanding at end of period at Dec. 31, 2023	188,883
Comprehensive profit for the year					(44,030)	276	23,538	(5,170)	(25,386)
Share-based compensation				4,848					4,848
Recording of profit/ (loss) in reserves				82,662			(82,662)
Own shares acquired			(2,428)						(2,428)
Dividends paid				(9,758)					(9,758)
Dividends paid non-controlling interest								(2,917)	(2,917)
Equity at end of period at Dec. 31, 2024	$ 1,962	$ 86,220	$ (14,360)	$ 890,346	$ (275,829)	$ 8,630	$ 23,538	$ 113,738	$ 834,245
Shares outstanding at end of period at Dec. 31, 2024	188,883